Loans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Troubled Debt Restructuring [Line Items]
Effective yield	6.46%	5.91%
Accrued interest	$ 23,100	$ 16,600
Residential mortgage loans | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	7,428
Residential mortgage loans | 60 - 89 days | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	300
Residential mortgage loans | 90 days or more | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	$ 800